SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Shares acquired under terms of option agreements	$ 0	$ 41
Transfer of share-based payments reserve upon exercise of RSUs	512	512
Equipment acquired under finance leases and equipment loans	108	1,808
Non-cash investing and financing activities	$ 620	$ 2,361